UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Volt ETF Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, NC 27804
(Address of principal executive offices)      (Zip code)

Paracorp, Inc.
2140 South Dupont Hwy., Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Item 1. REPORT TO STOCKHOLDERS.
(a)

Semi-Annual Report 2022
For the initial period from October 27, 2021
(Commencement of Operations) through January 31, 2022
(Unaudited)

Volt Crypto Industry
Revolution and Tech ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Volt Crypto Industry Revolution and Tech ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Volt Crypto Industry Revolution and Tech ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://etfpages.com/BTCR or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Volt Crypto Industry Revolution and Tech ETF:

See Our Web site @ voltfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

Volt Crypto Industry Revolution and Tech ETF

Schedule of Investments
(Unaudited)

As of January 31, 2022
		Shares	Value (Note 1)

COMMON STOCKS - 83.05%

Business Services - 14.03%
*	Bitfarms Ltd.	63,043	$ 230,737
*	Marathon Digital Holdings, Inc.	9,494	223,489
*	Square, Inc.	867	106,025
			560,251
Financials - 11.47%
*	Argo Blockchain PLC	11,180	113,701
*	Bit Digital, Inc.	20,968	79,259
*	Coinbase Global, Inc.	912	173,417
*	PayPal Holdings, Inc.	328	56,396
*	Sonder Holdings, Inc.	3,706	35,281
			458,054
Industrials - 12.93%
*	Cipher Mining, Inc.	3,765	11,446
*	Hive Blockchain Technologies Ltd.	66,898	133,127
*	Hut 8 Mining Corp.	26,325	156,371
*	Tesla, Inc.	230	215,446
			516,390
Information Technology - 43.05%
*	Advanced Micro Devices, Inc.	1,328	151,724
*	Alphabet, Inc. - Class C	25	67,849
*	Apple, Inc.	185	32,334
*	Canaan, Inc.	28,660	123,238
*	Core Scientific, Inc.	3,362	29,182
*µ	Globant SA	258	65,836
	Intel Corp.	1,671	81,578
*	MercadoLibre, Inc.	25	28,301
*	Meta Platforms, Inc.	144	45,109
*	MicroStrategy, Inc. - Class A	1,452	534,351
	NVIDIA Corp.	713	174,585
*	Riot Blockchain, Inc.	11,939	190,308
*	Robinhood Markets, Inc.	4,322	61,156
	Taiwan Semiconductor Manufacturing Co. Ltd.	682	83,634
*	Twitter, Inc.	1,337	50,151
			1,719,336
Utilities - 1.57%
*	Cleanspark, Inc.	9,317	62,610
			62,610

	Total Common Stocks (Cost $5,513,900)		3,316,641

			(Continued)

Volt Crypto Industry Revolution and Tech ETF

Schedule of Investments - Continued
(Unaudited)

As of January 31, 2022
							Value (Note 1)

CALL OPTIONS PURCHASED - 2.00%			Number of	Strike	Expiration	Notional
			Contracts	Price	Date	Value
	*	MicroStrategy, Inc. (a)	56	$ 1,200	2/18/2022	$2,060,856	$ 1,400
	*	MicroStrategy, Inc. (a)	18	1,000	3/18/2022	662,418	2,790
	*	MicroStrategy, Inc. (a)	1	1,130	4/14/2022	36,801	245
	*	MicroStrategy, Inc. (a)	56	1,450	4/14/2022	2,060,856	9,380
	*	Tesla, Inc. (a)	10	1,100	2/18/2022	936,720	8,950
	*	Tesla, Inc. (a)	17	1,075	3/18/2022	1,592,424	57,078

		Total Call Options Purchased (Premiums Paid $1,149,695)					79,843

PUT OPTIONS PURCHASED - 0.64%			Number of	Strike	Expiration	Notional
			Contracts	Price	Date	Value
	*	Invesco QQQ Trust Series (a)	110	120	6/17/2022	3,993,550	1,155
	*	Invesco QQQ Trust Series (a)	82	200	1/20/2023	2,977,010	24,600

		Total Put Options Purchased (Premiums Paid $27,024)					25,755

Investments, at Value (Cost $3,422,239) - 85.69%							$3,422,239

Other Assets Less Liabilities - 14.31%							571,385

	Net Assets - 100%						$3,993,624

*	Non-income producing investment
µ	American Depository Receipt
(a)	Counterparty is Clear Street LLC.
The following abbreviation or acronym is used in this Schedule:
	PLC - Public Limited Company

		Summary of Investments
		by Sector			% of Net
					Assets	Value
		Common Stocks:
		Business Services			14.03%	$560,251
		Financials			11.47%	458,054
		Industrials			12.93%	516,390
		Information Technology			43.05%	1,719,336
		Utilities			1.57%	62,610
		Call Options Purchased			2.00%	79,843
		Put Options Purchased			0.64%	25,755
		Other Assets Less Liabilities			14.31%	571,385
		Total Net Assets			100.00%	$3,993,624

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Statement of Assets and Liabilities
(Unaudited)

As of January 31, 2022

Assets:
Investments, at value (cost $6,690,619)	$3,422,239
Cash	682,555
Receivables:
Investments sold	1,074,505

Total assets	5,179,299

Liabilities:
Payables:
Investments purchased	41,218
Fund shares purchased	1,140,977
Accrued expenses:
Advisory fee	3,480

Total liabilities	1,185,675

Total Net Assets	$3,993,624

Net Assets Consist of:
Paid in Capital	$8,903,928
Accumulated Deficit	(4,910,304)

Total Net Assets	$3,993,624
Shares Outstanding, no par value (unlimited authorized shares)	350,021
Net Asset Value, Offering Price, and Redemption Price Per Share	$11.41

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Statement of Operations
(Unaudited)

For the initial period from October 27, 2021 (Commencement of Operations) through January 31, 2022

Investment Income:
Dividends (net of withholding tax $80)	$606

Total Investment Income	606

Expenses:
Advisory fees (note 2)	12,677

Total Net Expenses	12,677

Net Investment Loss	(12,071)

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(1,629,854)
Net change in unrealized depreciation on investments	(3,268,379)

Net Realized and Unrealized Loss on Investments	(4,898,233)

Net Decrease in Net Assets Resulting from Operations	$(4,910,304)

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Statement of Changes in Net Assets
(Unaudited)

For the initial period from October 27, 2021 (Commencement of Operations) through January 31, 2022

Operations:
Net investment loss	$(12,071)
Net realized loss from investment transactions	(1,629,854)
Net change in unrealized depreciation on investments	(3,268,379)

Net Decrease in Net Assets Resulting from Operations	(4,910,304)

Distributions to Investors:	-

Decrease from Distributions to Investors	-

Beneficial Interest Transactions:
Shares sold	14,884,805
Shares redeemed	(5,980,877)

Increase from Beneficial Interest Transactions	8,903,928

Net Increase in Net Assets	3,993,624

Net Assets:
Beginning of period	-
End of period	$3,993,624

Share Information:
Shares Sold	730,021
Shares Redeemed	(380,000)
Net Increase in Shares of Beneficial Interest	350,021

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Financial Highlights
(Unaudited)

For a share outstanding during the initial period from
October 27, 2021 (Commencement of Operations) through January 31, 2022

Net Asset Value, Beginning of Period	$ 21.00

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.04)
Net realized and unrealized gain (loss) on investments	(9.55)

Total from Investment Operations	(9.59)

Distributions to Investors:
From net investment income	-

Total from Distributions to Investors	-

Net Asset Value, End of Period	$ 11.41

Total Return	(45.67)%	(b)

Net Assets, End of Period (in thousands)	$ 3,994

Ratios of:
Gross Expenses to Average Net Assets (c)	0.85%	(a)
Net Expenses to Average Net Assets (c)	0.85%	(a)
Net Investment Loss to Average Net Assets	(0.81)%	(a)

Portfolio turnover rate	54.12%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d) Calculated using the average shares method.

See Notes to Financial Statements

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

1.  Organization and Significant Accounting Policies

The Volt Crypto Industry Revolution and Tech ETF, an exchange-traded fund (the “ETF”), is a non-diversified series of the Volt ETF Trust (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on July 30, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on October 27, 2021. The investment objective of the ETF is to seek to provide capital appreciation by investing a majority of its net assets in U.S. and foreign companies with exposure to bitcoin and its supporting infrastructure. The Advisor applies an option overlay strategy to the ETF’s equity investments.  The ETF defines companies with exposure to bitcoin as “Bitcoin Industry Revolution Companies,” which are domestic and foreign (including American Depository Receipts (“ADRs”)) companies that: (i) hold a majority of their net assets in bitcoin on their balance sheet as can be reasonably determined by the company’s annual filings (e.g. filings on Form 10k or foreign equivalents) from the past 12 months; and/or (ii) derive a majority of their revenue or profits directly from mining, lending, transacting in bitcoin, or manufacturing bitcoin mining equipment as can be reasonably determined by the company’s annual filings from the past 12 months. The Bitcoin Industry Revolution Companies noted in (i) above will not include Canadian ETFs, private funds, or GBTC.

While the ETF has a bitcoin industry focus, under normal circumstances, the ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies and Technology Companies, options on those companies and ETFs with exposure to those companies. Under normal circumstances, the ETF will invest the majority of its net assets (plus any borrowings for investment purposes) in Bitcoin Industry Revolution Companies. The remainder of the ETF’s net assets used to satisfy the 80% test set forth above will be invested in Technology Companies, and at least 15% of the ETF’s net assets will be in Technology Companies. “Technology Companies” are companies that derive at least 50% of their revenue from software, technology hardware, and/or products or services that rely on self-developed processing chips or artificial intelligence chips. The ETF may also invest up to 20% of the portfolio to gain broad equity market exposure, including through ETFs, to offset the risk of the focused portfolio. The ETF will not directly invest in bitcoin but will invest in companies that support bitcoin and the bitcoin blockchain industry.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol BTCR, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Creation Transaction Fees. A creation transaction fee with a $500 minimum per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities.  The price for each Creation unit will equal the ETF's daily NAV per share times the number of Shares in a Creation unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

Redemption Transaction Fees. A redemption transaction fee with a $500 minimum per transaction (the "Redemption Transaction Fee") is applicable to each transaction regardless of the number of Creation units redeemed in the transaction.  An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the ETF for the costs associated with selling the applicable securities.  The price for each Creation unit will equal the ETF's daily NAV per share times the number of Shares in a Creation unit plus the Redemption Transaction Fees, and, if applicable, any transfer taxes.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The ETF’s investments in securities are carried at fair value. Fixed income securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.

Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the Exchange on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the Exchange on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.

With respect to any portion of an ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.

Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable. Fair value determinations are made in accordance with the policies and procedures approved by the Board. Market quotations may not be readily available or may be determined to be unreliable when a security’s value or a meaningful portion of the ETF’s portfolio is believed to have been materially affected by a significant event. A significant event is an event that is likely to materially affect the value of the ETF’s investment. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on the NYSE. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations of certain securities may occur at times or on days on which the ETF’s NAV is not calculated and on which an ETF does not affect sales or redemptions of its shares.

Option Valuation
Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last quoted bid and ask prices as quoted on the Exchange or board of trade on which such options are traded.  In the event that there is no mean price available for such an exchange-traded equity option held by the ETF on a day in which the ETF values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option.  If no such bid or ask price is available on a day in which the ETF values such option, the prior day’s price will be used, unless the ETF determines in good faith the prior day’s price no longer reflects the fair value of such option, in which case, the option will be treated as a Fair Value Asset (as defined below). Over-the-counter derivatives (“OTC”) may be valued using a mathematical model which may incorporate a number of market data factors.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

Foreign Currency Gains/Losses
The accounting records of the ETF are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the foreign market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of January 31, 2022 for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$3,316,641	$3,316,641	$-	$-
Call Options Purchased	79,843	-	79,843	-
Put Options Purchased	25,755	-	25,755	-
Total Assets	$3,422,239	$3,316,641	$105,598	$-

*Refer to the Schedule of Investments for a breakdown by Sector.
(a)	The ETF did not hold any Level 3 securities during the period.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

Purchased Options
When the ETF purchases an option, an amount equal to the premium paid by the ETF is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the ETF enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the ETF writes an option, an amount equal to the premium received by the ETF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the ETF on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the ETF has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the ETF.  The ETF, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The ETF may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the ETF to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the ETF’s independent pricing services and the ETF’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written. There were no options written for the initial period ended January 31, 2022.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of January 31, 2022:

Derivative Type	Location	Market Value

Purchased options – Equity risk	Assets – Investments, at value	$105,598
Written options – Equity risk	Liabilities-Options written, at value	-

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the initial period ended January 31, 2022:

Derivative Type	Location	Gains/Losses

Purchased options – Equity risk	Net realized loss from purchased options	$ (367,457)

Purchased options – Equity risk	Net change in unrealized depreciation on purchased options	$ (1,071,122)

The following table represents the total premiums paid on options, which serve as an indicator of volume for options during the initial period ended January 31, 2022:

Derivative Type	Type	Total Value
Purchased options – Equity risk	Premiums Paid	$ 1,176,719

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees. The ETF’s expenses are paid by the Advisor from the unitary advisory fee paid to the Advisor by the ETF except for the fees and expenses described below in Note 2 – “Transactions with Related Parties and Service Providers – Advisor”.

Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly.  The ETF declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Cash and Cash Equivalents
Cash and cash equivalents are held with a financial institution. The assets of the ETF may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The ETF maintains cash balances, which, at times, may exceed federal insured limits.  The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk.  The ETF places deposits with those counterparties which are believed to be creditworthy and there has been no history of loss.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

2.	Transactions with Related Parties and Service Providers

Advisor
The ETF pays a monthly unitary advisory fee to Volt Equity LLC (the “Advisor”) calculated at the annual rate of 0.85% of the ETF’s average daily net assets in exchange for the Advisor’s services and the payment of all expenses incurred by the ETF except for the (i) fee payment under the investment advisory agreement between the ETF and the Advisor, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)).

For the initial period from October 27, 2021 (Commencement of Operations) through January 31, 2022, the Advisor earned $12,677 in advisory fees.

Administrator
The Nottingham Company (the “Administrator) serves as the administrator and fund accountant for the ETF.   The Advisor pays the Administrator a fee for its services in accordance with the Fund Accounting and Administration Service Agreement with the ETF.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Advisor pays The Nottingham Company a fee for its services pursuant to the Compliance Services Agreement with the ETF.
.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. The Advisor pays the Transfer Agent a fee for its services pursuant to the Dividend Disbursing and Transfer Agent Agreement with the ETF.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. The Advisor pays the Distributor a fee for its services pursuant to the ETF Distribution Agreement with the ETF.

3.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF.  The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $1,625 per series, per meeting in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  In addition, each Trustee may receive up to an additional $1,625 per special meeting in the event that special meetings are necessary in addition to the regularly scheduled meetings of the Board.

One Trustee and certain officers of the Trust are also officers of the Advisor or the Administrator.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

4.	Purchases and Sales of Investment Securities

For the initial period ended January 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$9,694,585	$2,234,943

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind

$4,886,625	$5,569,970

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended January 31, 2022.

5.	Principal Risks

Investments in the ETF are subject to the following risks:

Single Issuer Investment Risk. The ETF focuses its assets (i.e., invests up to 25% of its assets) in securities of a single issuer and, as a result, the ETF may be subject to greater volatility with respect to its portfolio securities than an ETF that is more broadly diversified. Accordingly, the ETF is subject to the risk that its performance may be hurt disproportionately by the poor performance of a single issuer.

Bitcoin Exposure Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Cryptocurrency is an emerging asset class. There are thousands of cryptocurrencies, the most well-known of which is bitcoin.

Cryptocurrency generally operates without central authority (such as a bank) and is not backed by any government. Cryptocurrency is not legal tender. Federal, state and/or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the United States is still developing. The market price of bitcoin has been subject to extreme fluctuations. If cryptocurrency markets continue to be subject to sharp fluctuations, the ETF’s shareholders may experience losses. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. Cryptocurrency exchanges and other trading venues on which cryptocurrencies trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. The companies in which the ETF invests and the ETF’s indirect investment in bitcoin remain subject to volatility experienced by the cryptocurrency exchanges and other cryptocurrency trading venues. Such volatility can adversely affect an investment in the ETF.

Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index.

Option Risk. As the buyer of a put or call option, the ETF risks losing the entire premium invested in the option if the ETF does not exercise the option.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

Over-the-Counter Market Risk. Securities and options traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the ETF in over-the-counter transactions may include an undisclosed dealer markup. The ETF is also exposed to default by the over-the-counter option writer who may be unwilling or unable to perform its contractual obligations to the ETF.

Blockchain Technology Investments Risk. An investment in companies actively engaged with blockchain technology (which underpins bitcoin and the Bitcoin network) may be subject to the following risks:
-
The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the ETF.

-
Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

-	Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.
-
Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target a user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

-
Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the ETF invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

-
Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the ETF.

-
Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain platform is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume or increase volatility of digital securities or other assets trading on a blockchain.

-
Lack of regulation. Digital commodities such as cryptocurrencies and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

-
Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application may also introduce defects and vulnerabilities.

-
Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the ETF. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

-
Line of business risk. Some of the companies in which the ETF may invest are engaged in other lines of business unrelated to blockchain and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in activities linked to its use of blockchain, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Equity Risk. The net asset value of the ETF will fluctuate based on changes in the value of the equity securities held by the ETF. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

Underlying Fund Risk. ETFs in which the ETF invests are subject to investment advisory and other expenses, which will be indirectly paid by the ETF. As a result, the cost of investing in the ETF will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the Advisor expects the principal investments risks of such ETFs will be similar to the risks of investing in the ETF.

Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Portfolio Turnover Risk.  The ETF may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the ETF to incur higher brokerage costs, which may adversely affect the ETF’s performance. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

Active Management Risk. The ETF is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact ETF performance. The Advisor’s overlay strategy will not fully protect the ETF from declines in the market.

Financial Technology Risk. Companies that are developing financial technologies such as blockchain technology that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Financial technology companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Technology Sector Risk. The ETF may make investments in certain ETFs that are concentrated in the Information Technology sector, which means the ETFs are more likely to be more adversely affected by any negative performance of the Information Technology sector than ETFs that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the ETFs’ investments.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risks. The ETF is subject to the special risks, including:
-
Not Individually Redeemable. The ETF’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

-
Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

-
Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

-
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

-
In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the ETF’s NAV.

-
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF's shares, which can lead to differences between the market value of ETF shares and the ETF's net asset value.

-
The market price of the Shares may deviate from the ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the ETF’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

-
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF's shares is open, there may be changes from the last quote of the closed market and the quote from the ETF's domestic trading day, which could lead to differences between the market value of the ETF's shares and the ETF's net asset value.

-
In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the ETF’s NAV.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Limited History Risk. The ETF is a new ETF and has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the ETF’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts will or would last, but there could be a prolonged period of global economic slowdown, which may impact your ETF investment.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the ETF.

Non-Diversification Risk. The ETF’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Notes to Financial Statements (Unaudited)

As of January 31, 2022

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the initial period from October 27, 2021 (Commencement of Operations) through January 31, 2022 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period ended January 31, 2022, the ETF did not incur any interest or penalties.

At January 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 6,690,819

Gross Unrealized Appreciation	5,439
Gross Unrealized Depreciation	(3,273,819)
Net Unrealized Depreciation	$ (3,268,380)

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.

8.  Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Volt Crypto Industry Revolution and Tech ETF

Additional Information (Unaudited)

As of January 31, 2022

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting Policies and Procedures is included as Appendix A to the ETF’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

The following distribution information is provided for the initial period ended January 31, 2022.

During the initial period ended January 31, 2022, the ETF paid no income distributions and no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other exchange-traded funds or mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the initial period from October 27, 2021 (Commencement of Operations) through January 31, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Additional Information (Unaudited)

As of January 31, 2022

	Beginning Account Value October 27, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 543.30	$1.74
	$1,000.00	$1,011.03	$2.27
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.85%, for the period, multiplied by 96/365 (to reflect the initial period).

5.     Approval of the Investment Advisory Agreement

In connection with a special Board meeting held on August 3, 2021, the Board, including a majority of the Independent Trustees, discussed the approval of the proposed investment advisory agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided to the ETF including, without limitation, the quality of the Advisor’s investment advisory services; assuring compliance with the ETF’s investment objectives, policies, and limitations; and its coordination of services for the ETF among the ETF’s service providers.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided were satisfactory and adequate for the ETF.
(ii)
Performance.  The Board noted that, as the ETF had not yet launched and, therefore, had no performance to review, the Board would review the performance of other accounts managed by the Advisor and noted the short duration of those amounts.  The Board discussed projections and back-tested results of the ETF over time.  After further discussion, the Trustees considered the experience of the personnel of the Advisor and determined that the performance was satisfactory.

(iii)
Fees and Expenses.  The Trustees compared the proposed advisory fee and expense ratio of the ETF to other comparable funds.  The Board noted that the management fee was higher than the peer group averages, but lower than the category average.  The Advisor believes the management fee is higher than the peer group average because the peer group is made up of ETFs that do not use options.   The Board also noted that the expense ratio was higher than the peer group, but lower than the category average.  Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(Continued)

Volt Crypto Industry Revolution and Tech ETF

Additional Information (Unaudited)

As of January 31, 2022

(iv)
Profitability. The Board reviewed the Advisor’s proposed profitability analysis in connection with its management of the ETF.  The Board noted that the Advisor expected to not be profitable over the first 12 months of managing the ETF but expected to be profitable in the second 12 months of managing the ETF.

(v)
Economies of Scale.  The Trustees noted that the ETF would not immediately realize economies of scale upon launch. The Trustees reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grows.  The Trustees determined that the maximum management fee would remain the same regardless of the ETF’s asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

The Volt Crypto Industry Revolution and Tech ETF
is a series of
Volt ETF Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Volt Equity LLC
116 South Franklin Street	2193 Fillmore Street
Post Office Box 69	San Francisco, California 94115
Rocky Mount, North Carolina 27802-0069

Telephone: 800-773-3863	Telephone: 800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: voltfunds.com

(b) Not applicable.
ITEM 2.	CODE OF ETHICS.
Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volt ETF Trust

By:	/s/ Tad Park
Tad Park President and Principal Executive Officer
Date:	April 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tad Park
Tad Park President and Principal Executive Officer

Date:	April 4, 2022

By:	/s/ James Hong
James Hong Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	March 30, 2022